RELATED PARTY TRANSACTIONS AND BALANCES (Schedules of Balances and Transactions with Related Parties) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balances with related parties:
Other accounts receivable and prepaid expenses (Note 3)			$ 7
Other accounts payable and accrued expenses (Note 5)		10	12
Other accounts payable and accrued expenses (Note 5)	[1]		62
Transactions with related parties:
Revenues derived from a related party				$ 14
Amounts charged by related parties:
Cost of revenues		37	33	36
Operating expenses		148	197	142
Total amounts charged by related parties		$ 185	$ 230	$ 178

[1]	The Company recorded in 2017 a compensation provision for two of the Company's officers who terminated their employment during 2017, and were paid in 2018.